Assets Held for Sale	12 Months Ended
Dec. 31, 2025
Assets Held For Sale [Abstract]
Assets Held for Sale
11.
Assets held for sale

Assets held for sale are measured at their fair value less costs to sell and comprised of the following:

As at	December 31, 2025	December 31, 2024
Olds facility	—	18,800
Extraction equipment	746	251
	746	19,051

The Olds facility, located in Olds, Alberta, had a primary purpose to cultivate cannabis for the adult-use market. Upon closing the Olds facility, management committed to a plan to sell the Olds facility and classified the asset as available for sale. During the year ended December 31, 2025, management concluded that the Olds facility no longer met certain criteria for assets held for sale due to secondary commercial real estate market conditions in Alberta and therefore reclassified it back to property, plant and equipment.

During the year ended December 31, 2024, the Company concluded that the Stellarton facility no longer met certain criteria for assets held for sale due to secondary commercial real estate market conditions in Nova Scotia. The facility was reclassified to property, plant and equipment and a $1.3 million impairment loss was recognized in the cannabis operations reporting segment.